Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000020055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000087850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000139705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000087852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
Without Sales Load [Member] | C000020055
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	1.90%	3.73%
Without Sales Load [Member] | C000020053
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%	8.81%	7.91%
Without Sales Load [Member] | C000020057
Average Annual Return [Line Items]
Average Annual Return, Percent	30.61%	7.67%	9.37%
Without Sales Load [Member] | C000087850
Average Annual Return [Line Items]
Average Annual Return, Percent	22.18%	7.27%	8.59%
Without Sales Load [Member] | C000020054
Average Annual Return [Line Items]
Average Annual Return, Percent	22.14%	12.23%	11.16%
Without Sales Load [Member] | C000020056
Average Annual Return [Line Items]
Average Annual Return, Percent	20.60%	10.37%	9.05%
Without Sales Load [Member] | C000139705
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	1.70%	2.09%
Without Sales Load [Member] | C000087852
Average Annual Return [Line Items]
Average Annual Return, Percent	2.66%	0.11%	1.50%
Without Sales Load [Member] | C000020060
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%	9.21%	6.83%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	22.10%	11.47%	11.54%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.09%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	5.46%	2.19%	2.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Lord Abbett Index: Russell Mid Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Average Annual Return, Percent	13.07%	8.59%	8.10%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.27%	4.07%	5.10%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	13.98%	8.60%	8.40%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	15.34%	9.92%	9.63%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Lord Abbett Index: S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Average Annual Return, Percent	12.29%	10.49%	10.01%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	11.71%	10.21%	9.13%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%